Vessels in Operation - Schedule of Vessels in Operation (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Balance beginning of period	$ 1,884,640
Impairment Loss	0	$ 0	$ (18,830)
Balance ending of period	1,962,888	1,884,640
Vessel Gross Cost, as adjusted for impairment charges [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	2,288,855	1,992,613	1,886,158
Additions	203,314	296,242	138,802
Impairment Loss			(25,544)
Balance ending of period	2,431,058	2,288,855	1,992,613
Disposals	(61,111)		(6,803)
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	(404,215)	(328,512)	(262,851)
Depreciation	(91,906)	(75,703)	(72,443)
Impairment loss			6,714
Balance ending of period	(468,170)	(404,215)	(328,512)
Disposals	27,951		68
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	1,884,640	1,664,101	1,623,307
Additions	203,314	296,242	138,802
Depreciation	(91,906)	(75,703)	(72,443)
Impairment Loss			(18,830)
Disposals	(33,160)		(6,735)
Balance ending of period	$ 1,962,888	$ 1,884,640	$ 1,664,101